LONG-TERM INVESTMENTS - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 05, 2021	Sep. 29, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥) Loans ConvertibleNotes	Dec. 31, 2023 USD ($) Loans ConvertibleNotes	Dec. 31, 2022 CNY (¥) ConvertibleNotes	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 shares
Long Term Investments [Line Items]
Share of gain (loss) from equity method investments			¥ (1,990)	$ (280)	¥ 7,940	¥ 7,651
Long-term investments			¥ 101,481		¥ 90,497		$ 14,293
Number of convertible notes purchased | ConvertibleNotes			2	2	2
Number of loans lent | Loans			2	2
Loans lent			¥ 44,709
Annual interest rate of loans lent			10.00%	10.00%
PT Rumah Inovasi JET
Long Term Investments [Line Items]
Convertible notes purchased			¥ 51,006		¥ 51,006
Keen Best
Long Term Investments [Line Items]
Share of gain (loss) from equity method investments			¥ (1,990)		(1,211)	(806)
Number of ordinary shares acquired | shares								35
Equity Percent Acquired								35.00%
Purchase price for shares		¥ 91,957
Aguila Information
Long Term Investments [Line Items]
Equity ownership percent transferred	6.00%
Emprende Conmovi, S.A. DE C.V., Sofom, Enr
Long Term Investments [Line Items]
Equity ownership percent transferred			8.00%				8.00%
Purchase consideration | $				$ 500
Aguila Information, S.A.P.I. de C.V.
Long Term Investments [Line Items]
Equity ownership percent before agreement to transfer equity interest	51.00%
Equity ownership percent after agreement to transfer equity interest	45.00%
Share of gain (loss) from equity method investments					9,151	8,457
Dividend return						2,586
Long-term investments					15,078	¥ 5,819
Impairment on investment					¥ 15,078